Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term Investments
U.S. Treasury Securities	$ 136,511
Time deposits	55,408	$ 288,758
Equity securities with readily determinable fair value	2,117	2,265
Equity securities accounted for under alternative measurement	500
Total short-term investments	194,536	291,023
Fair value change of short-term investments	$ (116)	$ 54	$ (2,056)